Prospectus Supplement dated April 6, 2005 to:                     223994 4/05
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PUTNAM DIVERSIFIED INCOME TRUST
Prospectuses dated January 30, 2005

The fifth paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the teams' management of the fund's portfolio. Their experience as investment professionals over the last five years is shown. The following table also shows the dollar range of shares of the fund owned by these professionals as of November 30, 2004, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

                                                    Positions Over Past     Dollar Range of Fund
Portfolio Leader   Joined Fund  Employer            Five Years              Shares Owned
-----------------------------------------------------------------------------------------------
D. William Kohli   1994         Putnam Management   Director of Core Fixed  over $100,000
                                1994 - Present      Income
-----------------------------------------------------------------------------------------------
                                                    Positions Over Past     Dollar Range of Fund
Portfolio Members  Joined Fund  Employer            Five Years              Shares Owned
-----------------------------------------------------------------------------------------------
Rob A. Bloemker    2005         Putnam Management   Team Leader,            N/A*
                                1999 - Present      Mortgage and
                                                    Government

                                                    Previously, Mortgage
                                                    Specialist
-----------------------------------------------------------------------------------------------
Jeffrey A.         2005         Putnam Management   Team Leader,            N/A*
Kaufman                         1998 - Present      Emerging Markets

                                                    Previously, Director
                                                    of Emerging Market Debt
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Paul D. Scanlon    2005         Putnam Management   Team Leader, U.S.       N/A*
                                1999 - Present      High Yield

                                                    Previously, Portfolio
                                                    Manager; Analyst
-----------------------------------------------------------------------------------------------
David L. Waldman   1998         Putnam Management   Director of Fixed       $0
                                1997 - Present      Income Quantitative
                                                    Research
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* Became a Portfolio Member of the fund after November 30, 2004.
